CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Cash from operations	$ 92,984	$ 251,859
Income taxes paid	(13,142)	(14,443)
Payment for rent	(3,992)	(2,285)
Payment for tower and tower equipment decommissioning	(5)	(4)
Net cash generated from operating activities	75,845	235,127
Cash flow from investing activities
Purchase of property, plant and equipment	(61,031)	(105,417)
Payment in advance for property, plant and equipment	(4,343)	(35,802)
Purchase of software and licenses	(1,643)	(7,252)
Proceeds from disposal of property, plant and equipment	888	561
Insurance claims received	10	144
Interest income received	3,981	6,498
Deposit of short term deposits	(30,155)	(63,710)
Refund of short term deposits	202,757	16,729
Net cash generated from/(used in) investing activities	110,464	(188,249)
Cash flows from financing activities
Bank loans and bond proceeds received (net of transaction costs)	380,383	368,096
Bank loans and bonds repaid	(328,679)	(264,345)
Fees on loans and derivative instruments	(3,255)	(6,508)
Interest paid	(81,334)	(68,503)
Payment for the principal of lease liabilities	(17,066)	(20,059)
Interest paid for lease liabilities	(13,209)	(12,120)
Net loss settled on derivative instruments	(20,148)
Net cash used in financing activities	(83,308)	(3,439)
Net increase in cash and cash equivalents	103,001	43,439
Cash and cash equivalents at beginning of period	293,823	514,078
Effect of movements in exchange rates on cash	(63,621)	(41,928)
Cash and cash equivalents at end of period	$ 333,203	$ 515,589